Financial Instruments - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Measured at amortized cost:
Total financial assets	$ 1,344,871	$ 1,254,925
Financial assets measured at fair value through profit or loss (including current and noncurrent)
Measured at amortized cost:
Total financial assets	52,520	25,694
Financial assets at fair value through other comprehensive income
Measured at amortized cost:
Total financial assets	56,836	28,226
Financial assets at amortised cost
Measured at amortized cost:
Total financial assets	1,235,515	1,201,005
Financial assets at amortised cost | Cash and cash equivalents
Measured at amortized cost:
Total financial assets	257,504	218,148
Financial assets at amortised cost | Financial assets at amortized cost
Measured at amortized cost:
Total financial assets	2,714	4,286
Financial assets at amortised cost | Accounts receivable and other receivables (including related parties)
Measured at amortized cost:
Total financial assets	203,115	242,491
Financial assets at amortised cost | Restricted deposit (including current and noncurrent)
Measured at amortized cost:
Total financial assets	568,200	503,731
Financial assets at amortised cost | Refundable deposits (including current and noncurrent)
Measured at amortized cost:
Total financial assets	$ 203,982	$ 232,349